Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net earnings	$ 1,558	$ 1,188
Depreciation	587	334
Amortization of intangibles	143	107
Deferred tax expense	(320)	(281)
Accrued pension	3	(36)
Stock-based compensation	133	126
Restructuring and asset impairment charges, discontinued operations	49
Changes in current operating assets and liabilities
Accounts receivable, net	(2,153)	(152)
Inventories	(1,539)	(1,020)
Prepaid expenses and other current assets	(283)	(444)
Income taxes	224	97
Accounts payable and accrued liabilities	656	726
Discontinued operations assets and liabilities, net	(55)	(87)
Net cash provided by (used in) operating activities	(997)	558
Investing activities
Additions to property, plant and equipment	(1,421)	(422)
Note receivable	(300)
Net cash used in investing activities	(1,721)	(422)
Financing activities
Increase (decrease) in bank overdrafts	1,064	1,441
Increase (decrease) in revolving credit facilities	392	2,009
Increase in long-term debt	1,074	10,269
Repayment of long-term debt and capital lease obligations	(982)	(340)
Net cash provided by (used in) financing activities	1,548	13,379
Increase (decrease) in cash and cash equivalents	(1,170)	13,515
Effect of foreign exchange on cash and cash equivalents	(78)	66
Cash and cash equivalents
Beginning of year	1,398	516
End of period	$ 150	$ 14,097